Commitments and Contingencies	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014
Notes to Financial Statements
Commitments and Contingencies

Legal Matters

Lazar Leybovich et al v. SecureAlert, Inc.  On March 29, 2012, Lazar Leybovich, Dovie Leybovich and Ben Leybovich filed a complaint in the 11th Circuit Court in and for Miami-Dade County, Florida alleging breach of contract with regard to certain Stock Redemption Agreements.  The complaint was subsequently withdrawn by the plaintiffs.  An amended complaint was filed by the plaintiffs on November 15, 2012.  The plaintiffs claim in excess of $460,000 in damages.  The Company believes these allegations are inaccurate and intend to defend the case vigorously. No accrual for a potential loss has been made as management believes the probability of incurring a material loss is remote.

Christopher P. Baker v. SecureAlert, Inc.  In February 2013, Mr. Baker filed suit against the Company in the Third Judicial District Court in and for Salt Lake County, State of Utah.  Mr. Baker asserts that the Company breached a 2006 consulting agreement with him and claims damages of not less than $210,000.  The Company disputes the plaintiff’s claims and will defend the case vigorously.  No accrual for a potential loss has been made as management believes the probability of incurring a material loss is remote.

SecureAlert, Inc. v. Derrick Brooks and STOP, LLC.  On February 21, 2014, we filed a complaint in the Third Judicial District Court, Salt Lake County, State of Utah, against Derrick Brooks and STOP, asserting claims for declaratory relief, breach of contract, tortious interference with prospective economic relations, tortious interference with contract misappropriation of trade secrets, injurious falsehood/trade libel/business disparagement, defamation, respondeat superior, injunctive relief and punitive damages.  On March 20, 2014, we entered into a settlement agreement with STOP and all of the claims between us and STOP in the Litigation have been dismissed with prejudice.  On April 9, 2014, Mr. Brooks filed an answer denying our claims and asserting counterclaims for constructive discharge, interference with contract/interference with prospective economic relations and blacklisting.  On February 6, 2015 we entered into a settlement agreement with Mr. Brooks and all claims between us and Mr. Brooks and all counterclaims by Mr. Brooks have been dismissed.

Legal Matters

Lazar Leybovich et al v. SecureAlert, Inc.  On March 29, 2012, Lazar Leybovich, Dovie Leybovich and Ben Leybovich filed a complaint in the 11th Circuit Court in and for Miami-Dade County, Florida alleging breach of contract with regard to certain Stock Redemption Agreements.  The complaint was subsequently withdrawn by the plaintiffs.  An amended complaint was filed by the plaintiffs on November 15, 2012.  The Company believes these allegations are inaccurate and intend to defend the case vigorously. No accrual for a potential loss has been made as management believes the probability of incurring a material loss is remote.

Christopher P. Baker v. SecureAlert, Inc.  In February 2013, Mr. Baker filed suit against the Company in the Third Judicial District Court in and for Salt Lake County, State of Utah.  Mr. Baker asserts that the Company breached a 2006 consulting agreement with him and claims damages of not less than $210,000.  The Company disputes the plaintiff’s claims and will defend the case vigorously.  No accrual for a potential loss has been made as management believes the probability of incurring a material loss is remote.

SecureAlert, Inc. v. Derrick Brooks and STOP, LLC.  On February 21, 2014, the Company filed a complaint in the Third Judicial District Court, Salt Lake County, State of Utah, against Derrick Brooks and STOP, asserting claims for declaratory relief, breach of contract, tortious interference with prospective economic relations, tortious interference with contract, misappropriation of trade secrets, injurious falsehood/trade libel/business disparagement, defamation, respondeat superior, injunctive relief and punitive damages.  On March 20, 2014, the Company entered into a settlement agreement with STOP and all of the claims between the Company and STOP in the litigation have been dismissed with prejudice.  On April 9, 2014, Mr. Brooks filed an answer denying the Company’s claims and asserting counterclaims for constructive discharge, interference with contract, interference with prospective economic relations and blacklisting.  In his counterclaim, Mr. Brooks seeks to recover “not less than $150,000” on each of his claims.  The Company has not yet responded to Mr. Brooks’ counterclaims, but management believes them to be without merit and the Company intends to vigorously defend against them. No accrual for a potential loss has been made as management believes the probability of incurring a material loss is remote.

Operating Lease Obligations

The following table summarizes the Company’s contractual obligations as of September 30, 2014:

Fiscal Year	Total

2015	$299,121
2016	269,149
2017	109,069
Thereafter	89,718

Total	$767,057

The total operating lease obligations of $767,057 consist of the following: $721,037 from facilities operating leases and $46,020 from equipment leases. During the years ended September 30, 2014 and 2013, the Company paid $381,156 and $350,073, in lease payment obligations, respectively.

Intellectual Property Settlement

In January 2010, the Company entered into an intellectual property settlement agreement with an entity whereby the Company agreed to begin paying the greater of a 6% royalty or $0.35 per activated device of monitoring revenues, subject to certain adjustments. The Company and other party disagree with the methodology used to calculate such royalty; litigation was filed by the Company in December 2013 to resolve the matter. During the year ended September 30, 2013, the Company negotiated a settlement of this litigation. Under the terms of the settlement, both parties restructured their relationship and provided reciprocal licenses for all patents listed in the settlement agreement effective January 29, 2010.  In addition, each party provided the other with a reciprocal license for future patents awarded the respective party. The Company also agreed to pay the entity a total of $4,500,000 in 24 equal monthly installments of $187,500 in exchange for the granting of a non-exclusive, irrevocable, perpetual and royalty-free license to certain patents held by the entity.

Indemnification Agreements

The Company’s Bylaws require the Company to indemnify any individual who is made a party to a proceeding because the individual is or was a director or officer of the Company against any liability or expense incurred in connection with such proceeding to the extent allowed under the Utah Revised Business Corporation Act (the “UBCA”), if the Company has properly authorized indemnification under Section 16.10a-906 of the UBCA.  Section 16-10a-906(2) of the UBCA requires that the Company determine, before granting indemnification, that: (i) the individual’s conduct was in good faith; (ii) the individual reasonably believed that the individual’s conduct was in, or not opposed to, the Company’s best interests; and (iii) in the case of any criminal proceeding, the individual had no reasonable cause to believe the individual’s conduct was unlawful.  The foregoing description is necessarily general and does not describe all details regarding the indemnification of officers and directors of the Company.

International Importation Audit

During the fiscal year ended September 30, 2013, the Company was notified that several international importation documents were selected to be audited by a taxing authority. The Company submitted documentation to comply with the country’s requirements; and the audit was finalized during the year ended September 30, 2014. The same international taxing authority selected additional importation documents to be audited for the year ended September 30, 2014 The Company has submitted documentation to comply with the country’s requirements. As of the date of this report, the audit results and potential penalties (if any) are uncertain.